Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debt
Schedule of long-term debt

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2023	2022
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$301,083	$313,630
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	—	192,021
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	240,000	—
$55 million revolving credit facility with DNB		—	55,000
Hilda loan facility	Hilda Knutsen	63,077	66,154
$172.5 million loan facility	Dan Cisne, Dan Sabia	24,289	31,739
Tove loan facility	Tove Knutsen	75,332	77,516
Synnøve loan facility	Synnøve Knutsen	82,923	85,292
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		20,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	81,716	84,247
Torill Sale & Leaseback	Torill Knutsen	103,149	107,048
Total long-term debt		$1,016,569	$1,062,647
Less: current installments		190,535	371,906
Less: unamortized deferred loan issuance costs		2,218	2,119
Current portion of long-term debt		188,317	369,787
Amounts due after one year		826,034	690,741
Less: unamortized deferred loan issuance costs		5,151	4,140
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$820,883	$686,601

Schedule of partnership's outstanding debt repayable

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
2023 (excluding the six months ended June 30, 2023)	$6,731	$45,363	$26,470	$78,564
2024	13,804	76,651	63,393	153,848
2025	14,399	68,581	161,583	244,563
2026	15,060	51,596	219,521	286,177
2027	15,751	26,481	—	42,232
2028 and thereafter	119,120	13,241	78,824	211,185
Total	$184,865	$281,913	$549,791	$1,016,569